KEELEY Small Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Small Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (Keeley Small Cap Value Fund)	KEELEY Small Cap Value Fund [Member] Class A, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small Cap Value Fund [Member] Class I, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A (KSCVX)	Class I (KSCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses (Keeley Small Cap Value Fund)	KEELEY Small Cap Value Fund [Member] Class A, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)		KEELEY Small Cap Value Fund [Member] Class I, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
ANNUAL FUND OPERATING EXPENSES
Operating Expenses Column [Text]	Class A (KSCVX)		Class I (KSCIX)
Management Fees	0.92%		0.92%
Distribution (12b-1) Fees	0.25%		none
Other Expenses	0.19%		0.19%
Total Annual Fund Operating Expenses	1.36%		1.11%
Fee Waiver and/or Expense Reimbursement	none	[1]	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36%		1.11%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2012 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example (Keeley Small Cap Value Fund)	KEELEY Small Cap Value Fund [Member] Class A, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small Cap Value Fund [Member] Class I, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Example
Expense Example, By Year, Column [Text]	Class A	Class I
1 Year	582	113
3 Years	861	353
5 Years	1,161	612
10 Years	2,011	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which we currently define as  $3.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges,when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart below shows how the Small Cap Value Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Index, an unmanaged index made up of smaller capitalization issues. To assist investors in understanding the broad market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSCVX Year-by-year total return as of 12/31 each year (%)

The information provided in the bar chart prior to January 1, 2008 represents the performance of KEELEY Small Cap Value Fund, Inc., the predecessor to the Class A Shares of the Small Cap Value Fund. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
BEST QUARTER WORST QUARTER Q2 2009 22.39% Q4 2008 -32.34%
The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
Average Annual Total Return (Keeley Small Cap Value Fund)	KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small Cap Value Fund [Member] Return before taxes [Member] Class A, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY Small Cap Value Fund [Member] Return before taxes [Member] Class I, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY Small Cap Value Fund [Member] Return after taxes on distributions [Member] Class A, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011		KEELEY Small Cap Value Fund [Member] Return after taxes on distributions and sale of fund shares [Member] Class A, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011		Russell 2000 Index [Member] Class A, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011	Russell 2000 Index [Member] Class I, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011	S&P 500 Index [Member] Class A, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011	S&P 500 Index [Member] Class I, KEELEY Small Cap Value Fund [Member] 2/1/2010 - 1/31/2011
Average Annual Return:
Caption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE SMALL CAP VALUE FUND
Column		Return before taxes	Return before taxes	Return after taxes on distributions*		Return after taxes on distributions and sale of fund shares*		Russell 2000® Index	Russell 2000® Index	S&P 500® Index	S&P 500® Index
Label		Class A	Class I	Class A		Class A		Class A	Class I	Class A	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)
1 Yr		25.98%	26.31%	25.98%	[1]	16.89%	[1]	26.85%	26.85%	15.06%	15.06%
5 Yrs		3.28%		3.20%	[1]	2.82%	[1]	4.47%		2.29%
Since Inception			(2.59%)						2.22%		(2.86%)
10 Years		10.14%		9.80%	[1]	8.90%	[1]	6.33%		1.41%
Inception Date		Oct 1, 1993	Dec 31, 2007	Oct 1, 1993		Oct 1, 1993		Oct 1, 1993	Dec 31, 2007	Oct 1, 1993	Dec 31, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Keeley Small Cap Dividend Value Fund
INVESTMENT OBJECTIVE
The Keeley Small Cap Dividend Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (Keeley Small Cap Dividend Value Fund)	KEELEY Small Cap Dividend Value Fund [Member] Class A, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small Cap Dividend Value Fund [Member] Class I, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
SHAREHOLDER FEES
Shareholder Fees Column [Text]	Class A (KSDVX)	Class I (KSDIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses (Keeley Small Cap Dividend Value Fund)	KEELEY Small Cap Dividend Value Fund [Member] Class A, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)		KEELEY Small Cap Dividend Value Fund [Member] Class I, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
ANNUAL FUND OPERATING EXPENSES
Operating Expenses Column [Text]	Class A (KSDVX)		Class I (KSDIX)
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		none
Other Expenses	1.02%		1.02%
Total Annual Fund Operating Expenses	2.27%		2.02%
Fee Waiver and/or Expense Reimbursement	(0.88%)	[1]	(0.88%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%		1.14%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2012 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example (Keeley Small Cap Dividend Value Fund)	KEELEY Small Cap Dividend Value Fund [Member] Class A, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small Cap Dividend Value Fund [Member] Class I, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Class A	Class I
1 Year	585	116
3 Years	1,047	548
5 Years	1,534	1,007
10 Years	2,873	2,278

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period from the Fund’s inception (December 1, 2009) through September 30, 2010, the Fund’s portfolio turnover rate was 59.48% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with small market capitalization, which we currently define as  $3.5 billion or less, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and/or (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with small market capitalization, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in small-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is our intention typically to hold securities for more than two years, but we may sell securities when a more attractive opportunity emerges, when a company becomes overweight in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Investing in small-cap securities presents more risk than investing in large-cap or more established company securities. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Small Cap Dividend Value Fund. The bar chart below shows the Small Cap Dividend Value Fund’s annual total return and gives some indication of the risks of an investment in the Fund. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index of Russell 2000® Index companies with lower prices-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small Cap Dividend Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSDVX Year-by-year total return as of 12/31 each year (%)

The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
BEST QUARTER WORST QUARTER Q4 2010 14.36% Q2 2010 (4.33)%
The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
Average Annual Total Return (Keeley Small Cap Dividend Value Fund)	KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small Cap Dividend Value Fund [Member] Return before taxes [Member] Class A, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY Small Cap Dividend Value Fund [Member] Return before taxes [Member] Class I, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY Small Cap Dividend Value Fund [Member] Return after taxes on distributions [Member] Class A, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011		KEELEY Small Cap Dividend Value Fund [Member] Return after taxes on distributions and sale of fund shares [Member] Class A, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011		Russell 2000 Value Index [Member] Class A, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011	Russell 2000 Value Index [Member] Class I, KEELEY Small Cap Dividend Value Fund [Member] 2/1/2010 - 1/31/2011
Average Annual Return:
Caption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE SMALL CAP DIVIDEND VALUE FUND
Column		Return before taxes	Return before taxes	Return after taxes on distributions*		Return after taxes on distributions and sale of fund shares*		Russell 2000® Value Index	Russell 2000® Value Index
Label		Class A	Class I	Class A		Class A		Class A	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)
1 Yr		30.06%	30.31%	28.85%	[1]	20.15%	[1]	24.50%	24.50%
Since Inception		30.76%	31.01%	29.61%	[1]	25.76%	[1]	29.21%	29.21%
Inception Date		Dec 1, 2009	Dec 1, 2009	Dec 1, 2009		Dec 1, 2009		Dec 1, 2009	Dec 1, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Keeley Small-Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Small-Mid Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (Keeley Small-Mid Cap Value Fund)	KEELEY Small-Mid Cap Value Fund [Member] Class A, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small-Mid Cap Value Fund [Member] Class I, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A (KSMVX)	Class I (KSMIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses (Keeley Small-Mid Cap Value Fund)	KEELEY Small-Mid Cap Value Fund [Member] Class A, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)		KEELEY Small-Mid Cap Value Fund [Member] Class I, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Operating Expenses:
Operating Expenses Column [Text]	Class A (KSMVX)		Class I (KSMIX)
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		none
Other Expenses	0.31%	[1]	0.31%	[1]
Total Annual Fund Operating Expenses	1.56%		1.31%
Fee Waiver and/or Expense Reimbursement	(0.17%)	[2]	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%		1.14%
[1]	"Other Expenses" include Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2012 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example (Keeley Small Mid Cap Value Fund)	KEELEY Small-Mid Cap Value Fund [Member] Class A, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small-Mid Cap Value Fund [Member] Class I, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Small-Mid Cap Value Fund Class A	Small-Mid Cap Value Fund Class I
1 Year	585	116
3 Years	905	398
5 Years	1,246	702
10 Years	2,209	1,564

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.07% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalizations, which we currently define as  $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Small-Mid Cap Value Fund. The bar chart below shows how the Small-Mid Cap Value Fund’s total return has varied from year to year. The table compares the Small-Mid Cap Value Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small-Mid Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSMVX Year-by-year total return as of 12/31 each year (%)

The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.
BEST QUARTER WORST QUARTER Q2 2009 36.7% Q4 2008 -34.6%
The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
Average Annual Total Return (Keeley Small-Mid Cap Value Fund)	KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Small-Mid Cap Value Fund [Member] Return before taxes [Member] Class A, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY Small-Mid Cap Value Fund [Member] Return before taxes [Member] Class I, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY Small-Mid Cap Value Fund [Member] Return after taxes on distributions [Member] Class A, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011		KEELEY Small-Mid Cap Value Fund [Member] Return after taxes on distributions and sale of fund shares [Member] Class A, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011		Russell 2500 Value Index [Member] Class A, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011	Russell 2500 Value Index [Member] Class I, KEELEY Small-Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011
Average Annual Return:
Caption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE SMALL-MID CAP VALUE FUND
Column		Return before taxes	Return before taxes	Return after taxes on distributions*		Return after taxes on distributions and sale of fund shares*		Russell 2500® Value Index	Russell 2500® Value Index
Label		Class A	Class I	Class A		Class A		Class A	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)
1 Yr		22.40%	22.65%	22.40%	[1]	14.56%	[1]	24.82%	24.82%
Since Inception		1.46%	1.72%	1.45%	[1]	1.24%	[1]	2.25%	2.25%
Inception Date		Aug 15, 2007	Aug 15, 2007	Aug 15, 2007		Aug 15, 2007		Aug 15, 2007	Aug 15, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

KEELEY Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Mid Cap Value Fund seeks capital appreciation
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (Keeley Mid Cap Value Fund)	KEELEY Mid Cap Value Fund [Member] Class A, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Mid Cap Value Fund [Member] Class I, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A (KMCVX)	Class I (KMCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses (Keeley Mid Cap Value Fund)	KEELEY Mid Cap Value Fund [Member] Class A, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)		KEELEY Mid Cap Value Fund [Member] Class I, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Operating Expenses:
Operating Expenses Column [Text]	Class A (KMCVX)		Class I (KMCIX)
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		none
Other Expenses	0.29%		0.29%
Total Annual Fund Operating Expenses	1.54%		1.29%
Fee Waiver and/or Expense Reimbursement	(0.15%)	[1]	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%		1.14%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2012 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example (Keeley Mid Cap Value Fund)	KEELEY Mid Cap Value Fund [Member] Class A, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Mid Cap Value Fund [Member] Class I, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Mid Cap Value Fund Class A	Mid Cap Value Fund Class I
1 Year	585	116
3 Years	901	394
5 Years	1,238	693
10 Years	2,190	1,543

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.90% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which we currently define as between  $1.5 billion and  $10 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of mid-size market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $10 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Mid Cap Value Fund. The bar chart below shows how the Mid Cap Value Fund’s total return has varied from year to year. The table compares the Mid Cap Value Fund’s performance with that of the Russell Midcap® Value Index, an index that measures the performance of the mid-cap value segment of the U.S. equity universe. To assist investors in understanding the broad market for mid-cap company securities, the table also includes the S&P Midcap 400® Index, a broad based market index that measures the performance of the mid-cap range of U.S. stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Mid Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KMCVX Year-by-year total return as of 12/31 each year (%)

The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.
BEST QUARTER WORST QUARTER Q3 2009 18.71% Q4 2008 -33.59%
The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
Average Annual Total Return (Keeley Mid Cap Value Fund)	KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Mid Cap Value Fund [Member] Return before taxes [Member] Class A, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY Mid Cap Value Fund [Member] Return before taxes [Member] Class I, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY Mid Cap Value Fund [Member] Return after taxes on distributions [Member] Class A, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011		KEELEY Mid Cap Value Fund [Member] Return after taxes on distributions and sale of fund shares [Member] Class A, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011		Russell Midcap Value Index [Member] Class A, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011	Russell Midcap Value Index [Member] Class I, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011	S&P Midcap 400 Index [Member] Class A, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011	S&P Midcap 400 Index [Member] Class I, KEELEY Mid Cap Value Fund [Member] 2/1/2010 - 1/31/2011
Average Annual Return:
Caption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE MID CAP VALUE FUND
Column		Return before taxes	Return before taxes	Return after taxes on distributions*		Return after taxes on distributions and sale of fund shares*		Russell Midcap® Value Index	Russell Midcap® Value Index	S&P Midcap 400® Index	S&P Midcap 400® Index
Label		Class A	Class I	Class A		Class A		Class A	Class I	Class A	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)
1 Yr		21.60%	21.91%	21.60%	[1]	14.04%	[1]	24.75%	24.75%	26.64%	26.64%
5 Yrs		(0.98%)		(0.99%)	[1]	(0.83%)	[1]	4.08%		5.73%
Since Inception		0.06%	(10.71%)	0.06%	[1]	0.05%	[1]	4.27%	1.01%	6.08%	3.52%
Inception Date		Aug 15, 2005	Dec 31, 2007	Aug 15, 2005		Aug 15, 2005		Aug 15, 2005	Dec 31, 2007	Aug 15, 2005	Dec 31, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Keeley All Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley All Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (Keeley All Cap Value Fund)	KEELEY All Cap Value Fund [Member] Class A, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY All Cap Value Fund [Member] Class I, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A (KACVX)	Class I (KACIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses (Keeley All Cap Value Fund)	KEELEY All Cap Value Fund [Member] Class A, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)		KEELEY All Cap Value Fund [Member] Class I, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Operating Expenses:
Operating Expenses Column [Text]	Class A (KACVX)		Class I (KACIX)
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		none
Other Expenses	0.28%		0.28%
Total Annual Fund Operating Expenses	1.53%		1.28%
Fee Waiver and/or Expense Reimbursement	(0.14%)	[1]	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%		1.14%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2012 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example (Keeley All Cap Value Fund)	KEELEY All Cap Value Fund [Member] Class A, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY All Cap Value Fund [Member] Class I, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	All Cap Value Fund Class A	All Cap Value Fund Class I
1 Year	585	116
3 Years	899	392
5 Years	1,234	689
10 Years	2,180	1,533

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in stock and other equity securities (including preferred stock, convertible debt securities and warrants). The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what normally are considered small-cap stocks, mid-cap stocks and large-cap stocks. The Fund may concentrate its investments in one of those categories, two of them or all of them, and may change the allocation from time to time.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

PERFORMANCE
The following performance information indicates some of the risks of investing in the All Cap Value Fund. The bar chart below shows how the All Cap Value Fund’s total return has varied from year to year. The table compares the All Cap Value Fund’s performance with that of the Russell 3000® Value Index, an index that measures the performance of the broad value segment of U.S. equity value universe. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the All Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KACVX Year-by-year total return as of 12/31 each year (%)

The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.
BEST QUARTER WORST QUARTER Q2 2009 31.12% Q4 2008 -33.2%
The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
Average Annual Total Return (Keeley All Cap Value Fund)	KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY All Cap Value Fund [Member] Return before taxes [Member] Class A, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY All Cap Value Fund [Member] Return before taxes [Member] Class I, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011	KEELEY All Cap Value Fund [Member] Return after taxes on distributions [Member] Class A, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011		KEELEY All Cap Value Fund [Member] Return after taxes on distributions and sale of fund shares [Member] Class A, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011		Russell 3000 Value Index [Member] Class A, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011	Russell 3000 Value Index [Member] Class I, KEELEY All Cap Value Fund [Member] 2/1/2010 - 1/31/2011
Average Annual Return:
Caption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE ALL CAP VALUE FUND
Column		Return before taxes	Return before taxes	Return after taxes on distributions*		Return after taxes on distributions and sale of fund shares*		Russell 3000® Value Index	Russell 3000® Value Index
Label		Class A	Class I	Class A		Class A		Class A	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)
1 Yr		19.32%	19.81%	19.32%	[1]	12.56%	[1]	16.23%	16.23%
Since Inception		2.61%	(5.26%)	2.61%	[1]	2.23%	[1]	1.07%	(3.91%)
Inception Date		Jun 14, 2006	Dec 31, 2007	Jun 14, 2006		Jun 14, 2006		Jun 14, 2006	Dec 31, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

KEELEY Alternative Value Fund
INVESTMENT OBJECTIVE
The Keeley Alternative Value Fund seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (Keeley Alternative Value Fund)	KEELEY Alternative Value Fund [Member] Class A, KEELEY Alternative Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Alternative Value Fund [Member] Class I, KEELEY Alternative Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A (KALVX)	Class I (KALIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses (Keeley Alternative Value Fund)	KEELEY Alternative Value Fund [Member] Class A, KEELEY Alternative Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)		KEELEY Alternative Value Fund [Member] Class I, KEELEY Alternative Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Operating Expenses:
Operating Expenses Column [Text]	Class A (KALVX)		Class I (KALIX)
Management Fees	1.60%		1.60%
Distribution (12b-1) Fees	0.25%		none
Other Expenses	0.63%	[1],[2]	0.63%	[1],[2]
Total Annual Fund Operating Expenses	2.48%		2.23%
Fee Waiver and/or Expense Reimbursement	(0.59%)	[3]	(0.59%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.89%		1.64%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	"Other Expenses" has been restated to reflect current fees.
[3]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waivers are in effect through January 31, 2012 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example (Keeley Alternative Value Fund)	KEELEY Alternative Value Fund [Member] Class A, KEELEY Alternative Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)	KEELEY Alternative Value Fund [Member] Class I, KEELEY Alternative Value Fund [Member] 2/1/2010 - 1/31/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Alternative Value Fund Class A	Alternative Value Fund Class I
1 Year	633	167
3 Years	1,134	641
5 Years
10 Years

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period from the Fund’s inception (April 1, 2010) through September 30, 2010, the Fund’s portfolio turnover rate was 91.52% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund is an alternative investment vehicle within the Keeley Funds’ family since, unlike the other Funds, it is primarily designed to provide downside market protection through the use of hedging strategies. Please see below for a description of the different hedging strategies that the Fund may employ to achieve its investment objectives.

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which we currently define as  $7.5 billion or less.

Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (“Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is “0% net long.”

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

The Adviser focuses the equity investments of the Fund on particular kinds of undervalued stocks, and attempts to concentrate on identifying companies going through major changes (corporate restructuring), including: corporate spin-offs (tax-free distributions of a parent company’s division to shareholders); financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy; companies selling at or below actual or perceived book value; savings and loan and insurance conversions; and distressed utilities. Current dividend or interest income is not a factor for the Fund when choosing securities. It is the Adviser’s intention typically to hold equity securities for more than two years to allow the corporate restructuring process to yield results. But, the Adviser may sell these securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued. Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Because of its hedging strategy, the Fund is subject to the increased risks associated with investments in put and call options, in futures, in derivatives and, in general, in synthetic instruments. Futures prices are highly volatile, with price movements being influenced by a multitude of factors such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading is also highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

Also, the Fund is subject to risks associated with short sales, investments in ETFs and ETNs and, in general, liquidity risks. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; (4) ETF or ETN shares may be delisted from the exchange on which they trade; and (5) the downgrading of the credit rating of the issuer of the ETN may cause the Fund’s investment to drop in value even if no change in value has occurred in the underlying index. The Fund’s investments in ETFs or ETNs are also subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.
Updated performance information will be available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	KEELEY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001324203
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
KEELEY Small Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Small Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	kfi1324203_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	kfi1324203_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	kfi1324203_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.65%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which we currently define as  $3.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges,when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which we currently define as $3.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.
PERFORMANCE	kfi1324203_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart below shows how the Small Cap Value Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Index, an unmanaged index made up of smaller capitalization issues. To assist investors in understanding the broad market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Small Cap Value Fund’s total return has varied from year to year. The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart below shows how the Small Cap Value Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Index, an unmanaged index made up of smaller capitalization issues. To assist investors in understanding the broad market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	KSCVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The information provided in the bar chart prior to January 1, 2008 represents the performance of KEELEY Small Cap Value Fund, Inc., the predecessor to the Class A Shares of the Small Cap Value Fund. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER Q2 2009 22.39% Q4 2008 -32.34%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE SMALL CAP VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
KEELEY Small Cap Value Fund [Member] | Class A, KEELEY Small Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSCVX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A (KSCVX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A (KSCVX)
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	582
3 Years	rr_ExpenseExampleYear03	861
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	2,011
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	13.65%
2002	rr_AnnualReturn2002	(8.47%)
2003	rr_AnnualReturn2003	39.31%
2004	rr_AnnualReturn2004	32.94%
2005	rr_AnnualReturn2005	16.12%
2006	rr_AnnualReturn2006	19.55%
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(40.18%)
2009	rr_AnnualReturn2009	21.67%
2010	rr_AnnualReturn2010	25.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.34%)
KEELEY Small Cap Value Fund [Member] | Class I, KEELEY Small Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSCIX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I (KSCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I (KSCIX)
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
KEELEY Small Cap Value Fund [Member] | Return before taxes [Member] | Class A, KEELEY Small Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	25.98%
5 Yrs	rr_AverageAnnualReturnYear05	3.28%
10 Yrs	rr_AverageAnnualReturnYear10	10.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
KEELEY Small Cap Value Fund [Member] | Return before taxes [Member] | Class I, KEELEY Small Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class I
1 Yr	rr_AverageAnnualReturnYear01	26.31%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
KEELEY Small Cap Value Fund [Member] | Return after taxes on distributions [Member] | Class A, KEELEY Small Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	25.98%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	3.20%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	9.80%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
KEELEY Small Cap Value Fund [Member] | Return after taxes on distributions and sale of fund shares [Member] | Class A, KEELEY Small Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions and sale of fund shares*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	16.89%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.82%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
KEELEY Small Cap Dividend Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Keeley Small Cap Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Small Cap Dividend Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	kfi1324203_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	kfi1324203_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	kfi1324203_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period from the Fund’s inception (December 1, 2009) through September 30, 2010, the Fund’s portfolio turnover rate was 59.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.48%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to pursue its investment objective by investing in companies with small market capitalization, which we currently define as  $3.5 billion or less, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and/or (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with small market capitalization, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in small-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is our intention typically to hold securities for more than two years, but we may sell securities when a more attractive opportunity emerges, when a company becomes overweight in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to pursue its investment objective by investing in companies with small market capitalization, which we currently define as $3.5 billion or less, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and/or (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with small market capitalization, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Investing in small-cap securities presents more risk than investing in large-cap or more established company securities. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Investing in small-cap securities presents more risk than investing in large-cap or more established company securities. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.
PERFORMANCE	kfi1324203_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Small Cap Dividend Value Fund. The bar chart below shows the Small Cap Dividend Value Fund’s annual total return and gives some indication of the risks of an investment in the Fund. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index of Russell 2000® Index companies with lower prices-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small Cap Dividend Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Small Cap Dividend Value Fund’s annual total return and gives some indication of the risks of an investment in the Fund. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index of Russell 2000® Index companies with lower prices-to-book ratios and lower forecasted growth values.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small Cap Dividend Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	KSDVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER Q4 2010 14.36% Q2 2010 (4.33)%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE SMALL CAP DIVIDEND VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
KEELEY Small Cap Dividend Value Fund [Member] | Class A, KEELEY Small Cap Dividend Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSDVX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A (KSDVX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A (KSDVX)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	1,047
5 Years	rr_ExpenseExampleYear05	1,534
10 Years	rr_ExpenseExampleYear10	2,873
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	30.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.33%)
KEELEY Small Cap Dividend Value Fund [Member] | Class I, KEELEY Small Cap Dividend Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSDIX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I (KSDIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I (KSDIX)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	1,007
10 Years	rr_ExpenseExampleYear10	2,278
KEELEY Small Cap Dividend Value Fund [Member] | Return before taxes [Member] | Class A, KEELEY Small Cap Dividend Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	30.06%
Since Inception	rr_AverageAnnualReturnSinceInception	30.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
KEELEY Small Cap Dividend Value Fund [Member] | Return before taxes [Member] | Class I, KEELEY Small Cap Dividend Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class I
1 Yr	rr_AverageAnnualReturnYear01	30.31%
Since Inception	rr_AverageAnnualReturnSinceInception	31.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
KEELEY Small Cap Dividend Value Fund [Member] | Return after taxes on distributions [Member] | Class A, KEELEY Small Cap Dividend Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	28.85%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	29.61%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
KEELEY Small Cap Dividend Value Fund [Member] | Return after taxes on distributions and sale of fund shares [Member] | Class A, KEELEY Small Cap Dividend Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions and sale of fund shares*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	20.15%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	25.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
KEELEY Small-Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Keeley Small-Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Small-Mid Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	kfi1324203_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	kfi1324203_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	kfi1324203_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.07% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.07%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalizations, which we currently define as  $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalizations, which we currently define as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.
PERFORMANCE	kfi1324203_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Small-Mid Cap Value Fund. The bar chart below shows how the Small-Mid Cap Value Fund’s total return has varied from year to year. The table compares the Small-Mid Cap Value Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small-Mid Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Small-Mid Cap Value Fund. The bar chart below shows how the Small-Mid Cap Value Fund’s total return has varied from year to year. The table compares the Small-Mid Cap Value Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small-Mid Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	KSMVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER Q2 2009 36.7% Q4 2008 -34.6%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE SMALL-MID CAP VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
KEELEY Small-Mid Cap Value Fund [Member] | Class A, KEELEY Small-Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSMVX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A (KSMVX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A (KSMVX)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Small-Mid Cap Value Fund Class A
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	905
5 Years	rr_ExpenseExampleYear05	1,246
10 Years	rr_ExpenseExampleYear10	2,209
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(46.63%)
2009	rr_AnnualReturn2009	46.25%
2010	rr_AnnualReturn2010	22.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.60%)
KEELEY Small-Mid Cap Value Fund [Member] | Class I, KEELEY Small-Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSMIX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I (KSMIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I (KSMIX)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Small-Mid Cap Value Fund Class I
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,564
KEELEY Small-Mid Cap Value Fund [Member] | Return before taxes [Member] | Class A, KEELEY Small-Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	22.40%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007
KEELEY Small-Mid Cap Value Fund [Member] | Return before taxes [Member] | Class I, KEELEY Small-Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class I
1 Yr	rr_AverageAnnualReturnYear01	22.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007
KEELEY Small-Mid Cap Value Fund [Member] | Return after taxes on distributions [Member] | Class A, KEELEY Small-Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	22.40%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007
KEELEY Small-Mid Cap Value Fund [Member] | Return after taxes on distributions and sale of fund shares [Member] | Class A, KEELEY Small-Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions and sale of fund shares*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	14.56%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007
KEELEY Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Mid Cap Value Fund seeks capital appreciation
FEES AND EXPENSES OF THE FUND	kfi1324203_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	kfi1324203_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	kfi1324203_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.90%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which we currently define as between  $1.5 billion and  $10 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of mid-size market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $10 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which we currently define as between $1.5 billion and $10 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of mid-size market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $10 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment
PERFORMANCE	kfi1324203_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Mid Cap Value Fund. The bar chart below shows how the Mid Cap Value Fund’s total return has varied from year to year. The table compares the Mid Cap Value Fund’s performance with that of the Russell Midcap® Value Index, an index that measures the performance of the mid-cap value segment of the U.S. equity universe. To assist investors in understanding the broad market for mid-cap company securities, the table also includes the S&P Midcap 400® Index, a broad based market index that measures the performance of the mid-cap range of U.S. stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Mid Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Mid Cap Value Fund. The bar chart below shows how the Mid Cap Value Fund’s total return has varied from year to year. The table compares the Mid Cap Value Fund’s performance with that of the Russell Midcap® Value Index, an index that measures the performance of the mid-cap value segment of the U.S. equity universe. To assist investors in understanding the broad market for mid-cap company securities, the table also includes the S&P Midcap 400® Index, a broad based market index that measures the performance of the mid-cap range of U.S. stocks.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Mid Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	KMCVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER Q3 2009 18.71% Q4 2008 -33.59%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE MID CAP VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
KEELEY Mid Cap Value Fund [Member] | Class A, KEELEY Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMCVX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A (KMCVX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A (KMCVX)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Mid Cap Value Fund Class A
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	901
5 Years	rr_ExpenseExampleYear05	1,238
10 Years	rr_ExpenseExampleYear10	2,190
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	10.72%
2007	rr_AnnualReturn2007	21.68%
2008	rr_AnnualReturn2008	(51.27%)
2009	rr_AnnualReturn2009	19.23%
2010	rr_AnnualReturn2010	21.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.59%)
KEELEY Mid Cap Value Fund [Member] | Class I, KEELEY Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMCIX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I (KMCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I (KMCIX)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Mid Cap Value Fund Class I
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	394
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	1,543
KEELEY Mid Cap Value Fund [Member] | Return before taxes [Member] | Class A, KEELEY Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	21.60%
5 Yrs	rr_AverageAnnualReturnYear05	(0.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005
KEELEY Mid Cap Value Fund [Member] | Return before taxes [Member] | Class I, KEELEY Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class I
1 Yr	rr_AverageAnnualReturnYear01	21.91%
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(10.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
KEELEY Mid Cap Value Fund [Member] | Return after taxes on distributions [Member] | Class A, KEELEY Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	21.60%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	(0.99%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005
KEELEY Mid Cap Value Fund [Member] | Return after taxes on distributions and sale of fund shares [Member] | Class A, KEELEY Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions and sale of fund shares*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	14.04%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	(0.83%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005
KEELEY All Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Keeley All Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley All Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	kfi1324203_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	kfi1324203_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	kfi1324203_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.47%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to pursue its investment objective by investing in stock and other equity securities (including preferred stock, convertible debt securities and warrants). The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what normally are considered small-cap stocks, mid-cap stocks and large-cap stocks. The Fund may concentrate its investments in one of those categories, two of them or all of them, and may change the allocation from time to time.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.
PERFORMANCE	kfi1324203_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the All Cap Value Fund. The bar chart below shows how the All Cap Value Fund’s total return has varied from year to year. The table compares the All Cap Value Fund’s performance with that of the Russell 3000® Value Index, an index that measures the performance of the broad value segment of U.S. equity value universe. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the All Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the All Cap Value Fund. The bar chart below shows how the All Cap Value Fund’s total return has varied from year to year. The table compares the All Cap Value Fund’s performance with that of the Russell 3000® Value Index, an index that measures the performance of the broad value segment of U.S. equity value universe.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the All Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	KACVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER Q2 2009 31.12% Q4 2008 -33.2%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10 FOR THE ALL CAP VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown.After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
KEELEY All Cap Value Fund [Member] | Class A, KEELEY All Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KACVX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A (KACVX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A (KACVX)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	All Cap Value Fund Class A
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	2,180
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	18.28%
2008	rr_AnnualReturn2008	(48.54%)
2009	rr_AnnualReturn2009	37.32%
2010	rr_AnnualReturn2010	19.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.20%)
KEELEY All Cap Value Fund [Member] | Class I, KEELEY All Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KACIX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I (KACIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I (KACIX)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	All Cap Value Fund Class I
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	689
10 Years	rr_ExpenseExampleYear10	1,533
KEELEY All Cap Value Fund [Member] | Return before taxes [Member] | Class A, KEELEY All Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	19.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2006
KEELEY All Cap Value Fund [Member] | Return before taxes [Member] | Class I, KEELEY All Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return before taxes
Label	rr_AverageAnnualReturnLabel	Class I
1 Yr	rr_AverageAnnualReturnYear01	19.81%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
KEELEY All Cap Value Fund [Member] | Return after taxes on distributions [Member] | Class A, KEELEY All Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	19.32%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2006
KEELEY All Cap Value Fund [Member] | Return after taxes on distributions and sale of fund shares [Member] | Class A, KEELEY All Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return after taxes on distributions and sale of fund shares*
Label	rr_AverageAnnualReturnLabel	Class A
1 Yr	rr_AverageAnnualReturnYear01	12.56%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2006
KEELEY Alternative Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Alternative Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Alternative Value Fund seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.
FEES AND EXPENSES OF THE FUND	kfi1324203_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	kfi1324203_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 45 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	kfi1324203_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period from the Fund’s inception (April 1, 2010) through September 30, 2010, the Fund’s portfolio turnover rate was 91.52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.52%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an alternative investment vehicle within the Keeley Funds’ family since, unlike the other Funds, it is primarily designed to provide downside market protection through the use of hedging strategies. Please see below for a description of the different hedging strategies that the Fund may employ to achieve its investment objectives.

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which we currently define as  $7.5 billion or less.

Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (“Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is “0% net long.”

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

The Adviser focuses the equity investments of the Fund on particular kinds of undervalued stocks, and attempts to concentrate on identifying companies going through major changes (corporate restructuring), including: corporate spin-offs (tax-free distributions of a parent company’s division to shareholders); financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy; companies selling at or below actual or perceived book value; savings and loan and insurance conversions; and distressed utilities. Current dividend or interest income is not a factor for the Fund when choosing securities. It is the Adviser’s intention typically to hold equity securities for more than two years to allow the corporate restructuring process to yield results. But, the Adviser may sell these securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which we currently define as  $7.5 billion or less.

Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the  $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (“Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is “0% net long.”

Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued. Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Because of its hedging strategy, the Fund is subject to the increased risks associated with investments in put and call options, in futures, in derivatives and, in general, in synthetic instruments. Futures prices are highly volatile, with price movements being influenced by a multitude of factors such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading is also highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

Also, the Fund is subject to risks associated with short sales, investments in ETFs and ETNs and, in general, liquidity risks. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; (4) ETF or ETN shares may be delisted from the exchange on which they trade; and (5) the downgrading of the credit rating of the issuer of the ETN may cause the Fund’s investment to drop in value even if no change in value has occurred in the underlying index. The Fund’s investments in ETFs or ETNs are also subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.
PERFORMANCE	kfi1324203_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information will be available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
KEELEY Alternative Value Fund [Member] | Class A, KEELEY Alternative Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KALVX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A (KALVX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A (KALVX)
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Alternative Value Fund Class A
1 Year	rr_ExpenseExampleYear01	633
3 Years	rr_ExpenseExampleYear03	1,134
5 Years	rr_ExpenseExampleYear05
10 Years	rr_ExpenseExampleYear10
KEELEY Alternative Value Fund [Member] | Class I, KEELEY Alternative Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KALIX
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I (KALIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I (KALIX)
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Alternative Value Fund Class I
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	641
5 Years	rr_ExpenseExampleYear05
10 Years	rr_ExpenseExampleYear10
Russell 2000 Index [Member] | Class A, KEELEY Small Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell 2000® Index
Label	rr_AverageAnnualReturnLabel	Class A
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	26.85%
5 Yrs	rr_AverageAnnualReturnYear05	4.47%
10 Yrs	rr_AverageAnnualReturnYear10	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Russell 2000 Index [Member] | Class I, KEELEY Small Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell 2000® Index
Label	rr_AverageAnnualReturnLabel	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	26.85%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
S&P 500 Index [Member] | Class A, KEELEY Small Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	S&P 500® Index
Label	rr_AverageAnnualReturnLabel	Class A
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	15.06%
5 Yrs	rr_AverageAnnualReturnYear05	2.29%
10 Yrs	rr_AverageAnnualReturnYear10	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
S&P 500 Index [Member] | Class I, KEELEY Small Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	S&P 500® Index
Label	rr_AverageAnnualReturnLabel	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	15.06%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Russell 2000 Value Index [Member] | Class A, KEELEY Small Cap Dividend Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell 2000® Value Index
Label	rr_AverageAnnualReturnLabel	Class A
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	24.50%
Since Inception	rr_AverageAnnualReturnSinceInception	29.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
Russell 2000 Value Index [Member] | Class I, KEELEY Small Cap Dividend Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell 2000® Value Index
Label	rr_AverageAnnualReturnLabel	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	24.50%
Since Inception	rr_AverageAnnualReturnSinceInception	29.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
Russell 2500 Value Index [Member] | Class A, KEELEY Small-Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell 2500® Value Index
Label	rr_AverageAnnualReturnLabel	Class A
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	24.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007
Russell 2500 Value Index [Member] | Class I, KEELEY Small-Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell 2500® Value Index
Label	rr_AverageAnnualReturnLabel	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	24.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007
Russell Midcap Value Index [Member] | Class A, KEELEY Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell Midcap® Value Index
Label	rr_AverageAnnualReturnLabel	Class A
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	24.75%
5 Yrs	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005
Russell Midcap Value Index [Member] | Class I, KEELEY Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell Midcap® Value Index
Label	rr_AverageAnnualReturnLabel	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	24.75%
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
S&P Midcap 400 Index [Member] | Class A, KEELEY Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	S&P Midcap 400® Index
Label	rr_AverageAnnualReturnLabel	Class A
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	26.64%
5 Yrs	rr_AverageAnnualReturnYear05	5.73%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005
S&P Midcap 400 Index [Member] | Class I, KEELEY Mid Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	S&P Midcap 400® Index
Label	rr_AverageAnnualReturnLabel	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	26.64%
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Russell 3000 Value Index [Member] | Class A, KEELEY All Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell 3000® Value Index
Label	rr_AverageAnnualReturnLabel	Class A
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2006
Russell 3000 Value Index [Member] | Class I, KEELEY All Cap Value Fund [Member]
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Russell 3000® Value Index
Label	rr_AverageAnnualReturnLabel	Class I
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
1 Yr	rr_AverageAnnualReturnYear01	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007

[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2012 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[3]	"Other Expenses" include Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[4]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[5]	"Other Expenses" has been restated to reflect current fees.
[6]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waivers are in effect through January 31, 2012 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.